Statement of Changes in Stockholders' Equity (Parenthetical) - The Crypto Company, Inc. [Member]	Jun. 07, 2017 $ / shares
Common stock issued price per share	$ 0.80
Employee [Member]
Common stock issued price per share	0.80
Minimum [Member]
Common stock issued price per share	0.67
Maximum [Member]
Common stock issued price per share	$ 42.86